Debt Instruments - FVTOCI (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,773,414	$ 1,407,320
Debt instruments.
Financial assets
Financial assets	573,046	355,333
Mexico | Government debt securities
Financial assets
Financial assets	443,909	273,487
Foreign | Government debt securities
Financial assets
Financial assets	119,276	69,113
BRAZIL | Government debt securities
Financial assets
Financial assets	23,870	30,225
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial assets
Financial assets	355,321	233,463	$ 154,483
Financial assets at fair value through other comprehensive income category | Debt instruments. | Gross carrying amount
Financial assets
Financial assets	355,321
Financial assets at fair value through other comprehensive income category | CETES
Financial assets
Financial assets	1,272
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities
Financial assets
Financial assets	1,269	2,486
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Gross carrying amount
Financial assets
Financial assets	1,269
Financial assets at fair value through other comprehensive income category | Mexico | Government debt securities | Gross carrying amount
Financial assets
Financial assets	241,932
Financial assets at fair value through other comprehensive income category | Mexico | United Mexican States Bonds (UMS)
Financial assets
Financial assets	48,447	43,058
Financial assets at fair value through other comprehensive income category | Mexico | M, M3 and M5 Mexican Government Bonds (M Bonds)
Financial assets
Financial assets	189,137	117,974
Financial assets at fair value through other comprehensive income category | Mexico | Mexican Bank Saving Protection Bonds (BPATs)
Financial assets
Financial assets	8,616	11,499
Financial assets at fair value through other comprehensive income category | Mexico | Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets	3,076	4,643
Financial assets at fair value through other comprehensive income category | Foreign | Government debt securities | Gross carrying amount
Financial assets
Financial assets	103,504
Financial assets at fair value through other comprehensive income category | UNITED STATES | Government debt securities
Financial assets
Financial assets	79,634	23,578
Financial assets at fair value through other comprehensive income category | BRAZIL | Government debt securities
Financial assets
Financial assets	$ 23,870	$ 30,225